UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23340

Name of Fund:  Managed Account Series II
                                       BlackRock U.S. Mortgage Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, Managed Account Series II, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2025

Date of reporting period: 10/31/2024

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.

BlackRock U.S. Mortgage Portfolio

Institutional Shares | MSUMX

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock U.S. Mortgage Portfolio (the “Fund”) for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$24	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	6.44%	14.00%	1.09%	2.04%
Bloomberg U.S. Aggregate Bond Index...
	5.31	10.55	(0.23)	1.49
Bloomberg U.S. Mortgage-Backed Securities Index...
	5.81	11.44	(0.60)	1.02

The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Mortgage Portfolio (the “Predecessor Fund”), a series of Managed Account Series, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Key Fund statistics

Net Assets...
$418,232,651
Number of Portfolio Holdings...
817
Portfolio Turnover Rate...
163%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
46.7%
Non-Agency Mortgage-Backed Securities...
38.8
Asset-Backed Securities...
14.4
Corporate Bonds...
0.1

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
48.0%
AA/Aa...
16.7
A...
0.5
BBB/Baa...
2.1
BB/Ba...
1.2
B...
0.6
CCC/Caa...
2.2
CC/Ca...
2.9
C...
2.2
D...
0.0Footnote Reference(d)
N/R...
23.6
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock U.S. Mortgage Portfolio

Institutional Shares | MSUMX

Semi-Annual Shareholder Report — October 31, 2024

MSUMX-10/24-SAR

BlackRock U.S. Mortgage Portfolio

Investor A Shares | BMPAX

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock U.S. Mortgage Portfolio (the “Fund”) for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$36	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	6.20%	13.60%	0.84%	1.78%
Investor A Shares (with sales charge)...
	1.95	9.06	0.02	1.36
Bloomberg U.S. Aggregate Bond Index...
	5.31	10.55	(0.23)	1.49
Bloomberg U.S. Mortgage-Backed Securities Index...
	5.81	11.44	(0.60)	1.02

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Mortgage Portfolio (the “Predecessor Fund”), a series of Managed Account Series, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Key Fund statistics

Net Assets...
$418,232,651
Number of Portfolio Holdings...
817
Portfolio Turnover Rate...
163%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
46.7%
Non-Agency Mortgage-Backed Securities...
38.8
Asset-Backed Securities...
14.4
Corporate Bonds...
0.1

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
48.0%
AA/Aa...
16.7
A...
0.5
BBB/Baa...
2.1
BB/Ba...
1.2
B...
0.6
CCC/Caa...
2.2
CC/Ca...
2.9
C...
2.2
D...
0.0Footnote Reference(d)
N/R...
23.6
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock U.S. Mortgage Portfolio

Investor A Shares | BMPAX

Semi-Annual Shareholder Report — October 31, 2024

BMPAX-10/24-SAR

BlackRock U.S. Mortgage Portfolio

Investor C Shares | BMPCX

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock U.S. Mortgage Portfolio (the “Fund”) for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$75	1.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	5.80%	12.76%	0.09%	1.18%
Investor C Shares (with sales charge)...
	4.80	11.76	0.09	1.18
Bloomberg U.S. Aggregate Bond Index...
	5.31	10.55	(0.23)	1.49
Bloomberg U.S. Mortgage-Backed Securities Index...
	5.81	11.44	(0.60)	1.02

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Mortgage Portfolio (the “Predecessor Fund”), a series of Managed Account Series, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Key Fund statistics

Net Assets...
$418,232,651
Number of Portfolio Holdings...
817
Portfolio Turnover Rate...
163%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
46.7%
Non-Agency Mortgage-Backed Securities...
38.8
Asset-Backed Securities...
14.4
Corporate Bonds...
0.1

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
48.0%
AA/Aa...
16.7
A...
0.5
BBB/Baa...
2.1
BB/Ba...
1.2
B...
0.6
CCC/Caa...
2.2
CC/Ca...
2.9
C...
2.2
D...
0.0Footnote Reference(d)
N/R...
23.6
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock U.S. Mortgage Portfolio

Investor C Shares | BMPCX

Semi-Annual Shareholder Report — October 31, 2024

BMPCX-10/24-SAR

(b) Not Applicable

Item 2 –          Code of Ethics – Not Applicable to this semi-annual report.

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report.

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report.

Item 5 –  Audit Committee of Listed Registrant – Not Applicable.
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
October 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
Managed Account Series II
BlackRock U.S. Mortgage Portfolio

Table of Contents
Page

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / Derivative Financial Instruments
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2024
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
October 31, 2024
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
510 Loan Acquisition Trust, Series 2020-1,
Class A, 8.11%, 09/25/60
(a) (b)
.......... USD 852 $ 849,382
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-HE3, Class M1, (1-mo. CME
Term SOFR at 0.93% Floor + 1.04%), 5.78%,
11/25/34
(c)
....................... 261 257,687
Ajax Mortgage Loan Trust
(b)
Series 2020-C,  0.00%, 09/25/60
(d) (e)
..... 5 5,248
Series 2020-C, Class C, 0.00%, 09/27/60 . 4 260
Series 2020-D,  0.00%, 06/25/60
(d) (e)
..... 8 7,727
Series 2021-E, Class B3, 3.81%, 12/25/60
(c)
380 129,452
Series 2021-E, Class XS, 0.00%, 12/25/60
(c)
5,006 184,804
Series 2021-F, Class A, 1.87%, 06/25/61
(a)
. 1,721 1,702,335
Series 2021-F, Class B, 3.75%, 06/25/61
(a)
. 343 338,334
Series 2021-F, Class C, 0.00%, 06/25/61 .. 521 496,383
Series 2021-G, Class A, 1.87%, 06/25/61
(c)
1,374 1,338,772
Series 2021-G, Class B, 3.75%, 06/25/61
(c)
256 262,254
Series 2021-G, Class C, 0.00%, 06/25/61 . 460 429,200
AMSR Trust
(b)
Series 2020-SFR4, Class G2, 4.87%,
11/17/37 ..................... 850 836,941
Series 2023-SFR2, Class F1, 3.95%,
06/17/40
(f)
.................... 600 521,295
Apidos CLO XV, Series 2013-15A, Class A1RR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.27%), 5.89%, 04/20/31
(b) (c)
.......... 550 551,353
Apidos CLO XXXII, Series 2019-32A, Class
A1R, (3-mo. CME Term SOFR at 1.10%
Floor + 1.10%), 5.72%, 01/20/33
(b) (c)
..... 280 280,427
AREIT LLC, Series 2023-CRE8, Class A, (1-mo.
CME Term SOFR at 2.11% Floor + 2.11%),
6.89%, 08/17/41
(b) (c)
................ 552 553,481
AREIT Ltd., Series 2024-CRE9, Class A, (1-mo.
CME Term SOFR at 1.69% Floor + 1.69%),
6.47%, 05/17/41
(b) (c)
................ 470 469,936
AREIT Trust
(b)(c)
Series 2021-CRE5, Class A, (1-mo. CME
Term SOFR at 1.08% Floor + 1.19%),
5.98%, 11/17/38 ................ 83 82,357
Series 2022-CRE6, Class A, (SOFR 30 day
Average at 1.25% Floor + 1.25%), 6.14%,
01/20/37 ..................... 488 485,612
Ares LII CLO Ltd., Series 2019-52A, Class A1R,
(3-mo. CME Term SOFR at 1.05% Floor +
1.31%), 5.94%, 04/22/31
(b) (c)
.......... 771 773,392
Bayview Financial Revolving Asset Trust, Series
2004-B, Class A1, (1-mo. CME Term SOFR
at 1.00% Floor + 1.11%), 5.83%, 05/28/39
(b) (c)
1,587 1,274,930
BDS Ltd., Series 2021-FL9, Class A, (1-mo.
CME Term SOFR at 1.07% Floor + 1.18%),
5.94%, 11/16/38
(b) (c)
................ 292 290,494
Bear Stearns Asset-Backed Securities I Trust
(c)
Series 2006-HE8, Class 1A3, (1-mo. CME
Term SOFR at 0.52% Floor + 0.63%),
5.37%, 10/25/36 ................ 875 840,364
Series 2007-HE2, Class 1A4, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
5.17%, 03/25/37 ................ 764 687,791
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
5.13%, 03/25/37 ................ 455 423,056
Benefit Street Partners CLO XXVII Ltd., Series
2022-27A, Class AR, (3-mo. CME Term
SOFR at 1.37% Floor + 1.37%), 5.99%,
10/20/37
(b) (c)
..................... 1,000 1,002,963
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bristol Park CLO Ltd., Series 2016-1A, Class
AR, (3-mo. CME Term SOFR at 0.99% Floor
+ 1.25%), 5.91%, 04/15/29
(b) (c)
......... USD 296 $ 295,921
BSPRT Issuer Ltd., Series 2022-FL8, Class A,
(SOFR 30 day Average at 1.50% Floor +
1.50%), 6.51%, 02/15/37
(b) (c)
.......... 633 632,302
Carlyle Global Market Strategies CLO Ltd.
(b)(c)
Series 2014-2RA, Class A1, (3-mo. CME
Term SOFR at 0.00% Floor + 1.31%),
6.43%, 05/15/31 ................ 527 527,133
Series 2014-5A, Class A1RR, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
6.06%, 07/15/31 ................ 403 403,587
Carrington Mortgage Loan Trust, Series 2007-
FRE1, Class M1, (1-mo. CME Term SOFR
at 0.50% Floor and 14.50% Cap + 0.61%),
5.35%, 02/25/37
(c)
................. 1,897 1,456,308
Cayuga Park CLO Ltd., Series 2020-1A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 6.03%, 07/17/34
(b) (c)
......... 1,500 1,503,015
Centex Home Equity Loan Trust, Series 2004-D,
Class MV1, (1-mo. CME Term SOFR at
0.93% Floor + 1.04%), 5.16%, 09/25/34
(c)
. 437 428,063
CFMT LLC
(b)(c)
Series 2024-HB13, Class M2, 3.00%,
05/25/34 ..................... 750 666,482
Series 2024-HB13, Class M3, 3.00%,
05/25/34 ..................... 1,200 1,015,973
CIFC Funding Ltd., Series 2014-3A, Class
A1R2, (3-mo. CME Term SOFR at 0.00%
Floor + 1.46%), 6.09%, 10/22/31
(b) (c)
..... 847 847,511
Countrywide Asset-Backed Certificates, Series
2002-BC3, Class M2, (1-mo. CME Term
SOFR at 1.73% Floor + 1.84%), 6.58%,
05/25/32
(c)
...................... 934 908,920
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo.
CME Term SOFR at 0.34% Floor + 0.45%),
5.19%, 07/25/37
(b) (c)
................ 1,435 935,046
CWABS Asset-Backed Certificates Trust
(c)
Series 2006-18, Class M1, (1-mo. CME Term
SOFR at 0.45% Floor + 0.56%), 5.30%,
03/25/37 ..................... 1,543 1,721,915
Series 2006-22, Class M1, (1-mo. CME Term
SOFR at 0.35% Floor + 0.46%), 5.20%,
05/25/47 ..................... 2,156 1,853,937
Series 2007-BC3, Class 1A, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
5.21%, 11/25/47 ................ 582 567,543
CWABS Trust, Series 2006-26, Class M1,
(1-mo. CME Term SOFR at 0.25% Floor +
0.36%), 5.10%, 06/25/37
(c)
........... 882 768,489
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-6, Class 2A4, (1-mo. CME Term
SOFR at 0.90% Floor + 1.01%), 5.75%,
11/25/34
(c)
....................... 8 7,578
Dryden 38 Senior Loan Fund, Series 2015-38A,
Class ARR, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 5.81%, 07/15/30
(b) (c)
740 741,371
Dryden 55 CLO Ltd., Series 2018-55A, Class
A1, (3-mo. CME Term SOFR at 0.00% Floor
+ 1.28%), 5.94%, 04/15/31
(b) (c)
......... 656 655,883
FS Rialto Issuer LLC, Series 2022-FL7, Class
A, (1-mo. CME Term SOFR at 2.90% Floor +
2.90%), 7.70%, 10/19/39
(b) (c)
.......... 540 541,849

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock U.S. Mortgage Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GSAA Home Equity Trust, Series 2006-5, Class
1A1, (1-mo. CME Term SOFR at 0.36% Floor
+ 0.47%), 5.21%, 03/25/36
(c)
.......... USD 95 $ 28,019
GSAA Trust, Series 2007-3, Class 1A1A, (1-mo.
CME Term SOFR at 0.14% Floor + 0.25%),
4.99%, 03/25/47
(c)
................. 1,997 1,047,784
Home Partners of America Trust, Series 2021-3,
Class F, 4.24%, 01/17/41
(b)
........... 1,820 1,608,901
KREF Ltd., Series 2022-FL3, Class A, (1-mo.
CME Term SOFR at 1.45% Floor + 1.45%),
6.21%, 02/17/39
(b) (c)
................ 981 977,764
Legacy Mortgage Asset Trust, Series 2019-SL2,
Class A, 3.38%, 02/25/59
(b) (c)
.......... 1,801 1,707,880
Long Beach Mortgage Loan Trust
(c)
Series 2006-1, Class 2A4, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 5.45%,
02/25/36 ..................... 620 523,319
Series 2006-7, Class 2A3, (1-mo. CME Term
SOFR at 0.32% Floor + 0.43%), 5.17%,
08/25/36 ..................... 1,544 607,888
Madison Park Funding XIV Ltd., Series 2014-
14A, Class AR3, (3-mo. CME Term SOFR at
1.20% Floor + 1.20%), 5.83%, 10/22/30
(b) (c)
891 892,382
Madison Park Funding XL Ltd., Series 9A, Class
AR2, (3-mo. CME Term SOFR at 0.99%
Floor + 1.25%), 6.31%, 05/28/30
(b) (c)
..... 700 700,840
Madison Park Funding XXI Ltd., Series
2016-21A, Class AARR, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 6.00%,
10/15/32
(b) (c)
..................... 1,000 1,000,338
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2024-FL14, Class A, (1-mo. CME
Term SOFR at 1.74% Floor + 1.74%), 6.50%,
03/19/39
(b) (c)
..................... 418 418,523
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1, Class A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 5.15%,
07/25/36
(c)
...................... 403 160,226
Mosaic Solar Loan Trust, Series 2019-2A, Class
A, 2.88%, 09/20/40
(b)
............... 36 31,392
Neuberger Berman Loan Advisers CLO 34 Ltd.,
Series 2019-34A, Class A1R, (3-mo. CME
Term SOFR at 1.24% Floor + 1.24%), 5.86%,
01/20/35
(b) (c)
..................... 2,000 2,003,184
New Residential Mortgage Loan Trust, Series
2022-SFR1, Class F, 4.44%, 02/17/39
(b)
... 2,739 2,479,213
NYMT Trust, Series 2024-RR1, Class A, 7.37%,
05/25/64
(a) (b)
..................... 970 962,868
Octagon 66 Ltd., Series 2022-1A, Class A1R,
(3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 6.85%, 11/16/36
(b) (c)
.......... 650 653,760
Option One Mortgage Loan Trust
(a)
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37 ..................... 940 792,412
Series 2007-FXD1, Class 3A4, 5.86%,
01/25/37 ..................... 695 667,109
Palmer Square CLO Ltd., Series 2013-2A,
Class A1A3, (3-mo. CME Term SOFR at
1.26% Floor + 1.26%), 5.91%, 10/17/31
(b) (c)
122 122,098
PRET LLC
(a)(b)
Series 2024-NPL4, Class A1, 7.00%,
07/25/54 ..................... 1,486 1,489,198
Series 2024-NPL5, Class A1, 5.96%,
09/25/54 ..................... 1,000 989,787
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Progress Residential Trust
(b)
Series 2021-SFR10, Class F, 4.61%,
12/17/40 ..................... USD 1,405 $ 1,299,251
Series 2021-SFR11, Class F, 4.42%,
01/17/39 ..................... 2,000 1,818,980
Series 2022-SFR1, Class F, 4.88%, 02/17/41 2,500 2,317,520
Series 2023-SFR1, Class E1, 6.15%,
03/17/40 ..................... 925 914,131
RAAC Trust, Series 2006-SP3, Class M3,
(1-mo. CME Term SOFR at 1.35% Floor and
14.00% Cap + 1.46%), 6.20%, 08/25/36
(c)
. 1,111 1,060,809
RASC Trust, Series 2006-EMX9, Class 1A4,
(1-mo. CME Term SOFR at 0.24% Floor and
14.00% Cap + 0.35%), 5.33%, 11/25/36
(c)
. 1,146 934,785
Securitized Asset-Backed Receivables LLC
Trust, Series 2007-BR1, Class A2B, (1-mo.
CME Term SOFR at 0.54% Floor + 0.65%),
5.39%, 02/25/37
(c)
................. 1,899 816,753
SMB Private Education Loan Trust, Series
2021-A, Class C, 2.99%, 01/15/53
(b)
..... 119 101,889
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2007-MN1A, Class A1,
(1-mo. CME Term SOFR at 0.23% Floor +
0.34%), 5.08%, 01/25/37
(b) (c)
.......... 1,089 621,726
Tricon American Homes Trust, Series 2020-
SFR1, Class F, 4.88%, 07/17/38
(b)
...... 1,050 1,033,131
Washington Mutual Asset-Backed Certificates
Trust
(c)
Series 2007-HE1, Class 2A3, (1-mo. CME
Term SOFR at 0.41% Floor + 0.41%),
5.15%, 01/25/37 ................ 1,160 528,789
Series 2007-HE2, Class 2A1, (1-mo. CME
Term SOFR at 0.20% Floor + 0.31%),
5.05%, 02/25/37 ................ 2,860 886,901
Washington Mutual Mortgage Pass-Through
Certificates Trust, Series 2007-HE2, Class
2A3, (1-mo. CME Term SOFR at 0.36% Floor
+ 0.36%), 5.10%, 04/25/37
(c)
.......... 1,315 490,008
Total Asset-Backed Securities — 15 .4%
(Cost: $ 64,479,189 ) ............................... 64,244,614
Corporate Bonds
Financial Services — 0.1%
CRSO Trust, 7.12%, 07/10/28
(b)
......... 427 443,541
Total Corporate Bonds — 0 .1%
(Cost: $ 427,567 ) ................................. 443,541
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 15.8%
ACRA Trust
(b)(c)
Series 2024-NQM1, Class B1, 8.22%,
10/25/64 ..................... 1,000 999,560
Series 2024-NQM1, Class M1B, 7.19%,
10/25/64 ..................... 1,000 999,994
Alternative Loan Trust
Series 2005-54CB, Class 3A1, 5.13%,
11/25/35 ..................... 1,105 574,993
Series 2005-55CW, Class 2A3, (1-mo. CME
Term SOFR at 0.35% Floor and 7.50%
Cap + 0.46%), 5.20%, 11/25/35
(c)
..... 566 395,199
Series 2005-79CB, Class A1, (1-mo. CME
Term SOFR at 0.55% Floor and 5.50%
Cap + 0.66%), 5.40%, 01/25/36
(c)
..... 1,726 840,910

2024
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-45T1, Class 2A7, (1-mo. CME
Term SOFR at 0.34% Floor and 7.00%
Cap + 0.45%), 5.19%, 02/25/37
(c)
..... USD 1,483 $ 588,506
Series 2006-6CB, Class 2A10, 6.00%,
05/25/36 ..................... 1,937 759,752
Series 2006-9T1, Class A4, 5.75%, 05/25/36 1,684 635,690
Series 2006-J4, Class 2A1, 6.00%, 07/25/36 1,554 906,581
Series 2006-OC11, Class 2A2A, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
5.19%, 01/25/37
(c) (e)
.............. —
(g)
—
Series 2007-19, Class 1A34, 6.00%,
08/25/37 ..................... 752 359,678
Banc of America Mortgage Trust, Series 2005-I,
Class 2A5, 5.25%, 10/25/35
(c)
......... 66 61,122
Barclays Mortgage Trust
(b)
  0.00%, 11/25/51
(c) (e)
............... 1 505
Series 2021-NPL1, Class A, 2.00%,
11/25/51
(a)
.................... 1,542 1,508,190
Series 2021-NPL1, Class B, 4.62%,
11/25/51
(a)
.................... 177 172,931
Series 2021-NPL1, Class C, 0.00%, 11/25/51 366 463,124
BCAP LLC Trust, Series 2012-RR3, Class 3A8,
4.15%, 07/26/37
(b) (c)
................ 1,258 1,111,375
Bear Stearns ALT-A Trust, Series 2007-1, Class
1A1, (1-mo. CME Term SOFR at 0.32%
Floor and 11.50% Cap + 0.43%), 5.17%,
01/25/47
(c)
...................... 537 437,882
CFMT LLC
(b)(c)
Series 2023-HB11, Class M2, 4.00%,
02/25/37 ..................... 1,250 1,164,041
Series 2024-HB14, Class M2, 3.00%,
06/25/34 ..................... 236 211,681
Series 2024-HB14, Class M3, 3.00%,
06/25/34 ..................... 459 400,115
Chase Mortgage Finance Trust
Series 2006-S2, Class 1A16, 6.25%,
10/25/36 ..................... 1,154 450,661
Series 2007-S2, Class 1A9, 6.00%, 03/25/37 1,712 927,309
Series 2007-S6, Class 1A1, 6.00%, 12/25/37 2,877 1,186,497
ChaseFlex Trust, Series 2007-1, Class 2A7,
6.00%, 02/25/37 .................. 1,900 690,102
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35 18 17,703
Series 2006-17, Class A6, 6.00%, 12/25/36 1,003 442,912
Series 2006-21, Class A11, 5.75%, 02/25/37 1,155 495,879
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.96% Floor +
0.96%), 6.02%, 04/25/46
(c)
......... 1,242 369,840
Series 2007-8, Class 1A4, 6.00%, 01/25/38 320 137,073
Citigroup Mortgage Loan Trust
(c)
Series 2004-UST1, Class A4, 7.72%,
08/25/34 ..................... 235 219,698
Series 2007-6, Class 1A2A, 4.31%, 03/25/37 1,354 1,007,151
Series 2015-A, Class B4, 4.50%, 06/25/58
(b)
938 859,832
CitiMortgage Alternative Loan Trust, Series
2007-A5, Class 1A6, 6.00%, 05/25/37 .... 456 415,446
CSMC Trust
(b)
Series 2010-6R, Class 2A6B, 6.25%,
07/26/37 ..................... 566 575,292
Series 2015-6R, Class 5A2, (1-mo. CME
Term SOFR at 0.18% Floor + 0.29%),
5.03%, 03/27/36
(c)
............... 1,382 1,047,263
Series 2022-ATH2, Class A1, 4.55%,
05/25/67
(c)
.................... 937 925,763
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Deutsche Mortgage Securities, Inc., Series
2006-PR1, Class CWA1, 6.00%, 06/25/35
(b) (c)
USD 1,962 $ 1,062,950
GSMPS Mortgage Loan Trust, Series 2005-
RP2, Class 1AF, (1-mo. CME Term SOFR at
0.35% Floor + 0.46%), 5.20%, 03/25/35
(b) (c)
750 687,737
GSR Mortgage Loan Trust, Series 2006-9F,
Class 3A1, 6.25%, 10/25/36 .......... 529 476,035
Homeward Opportunities Fund I Trust
(b)(c)
Series 2020-2, Class B1, 5.45%, 05/25/65 . 2,985 2,887,185
Series 2020-2, Class M1, 3.90%, 05/25/65 . 2,625 2,476,444
Impac Secured Assets Trust
(c)
Series 2006-1, Class 1A2B, (1-mo. CME
Term SOFR at 0.40% Floor and 11.50%
Cap + 0.51%), 5.25%, 05/25/36 ...... 677 536,968
Series 2006-3, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor + 0.45%), 5.19%,
11/25/36 ..................... 793 706,358
IndyMac IMSC Mortgage Loan Trust, Series
2007-F2, Class 1A4, 6.00%, 07/25/37 .... 740 511,429
IndyMac INDX Mortgage Loan Trust, Series
2006-AR15, Class A1, (1-mo. CME Term
SOFR at 0.24% Floor + 0.35%), 5.09%,
07/25/36
(c)
...................... 529 501,292
J.P. Morgan Mortgage Trust, Series 2021-INV5,
Class B6, 2.97%, 12/25/51
(b) (c)
......... 1,485 715,469
Lehman XS Trust, Series 2007-16N, Class AF2,
(1-mo. CME Term SOFR at 1.90% Floor +
2.01%), 6.75%, 09/25/47
(c)
........... 870 1,137,748
MCM Trust
(e)
Series 2018-NPL2,  3.00%, 08/25/28
(b)
... 321 308,476
Series 2021-VFN1,  0.00%, 09/25/31 .... 405 263,755
MFA Trust
(b)
Series 2022-NQM1, Class M1, 4.25%,
12/25/66
(c)
.................... 500 427,940
Series 2024-NPL1, Class A1, 6.33%,
09/25/54
(a)
.................... 1,487 1,487,910
New Residential Mortgage Loan Trust, Series
2020-RPL1, Class B3, 3.86%, 11/25/59
(b) (c)
. 2,500 1,790,713
PRET LLC
(a)(b)
Series 2024-NPL2, Class A1, 7.02%,
02/25/54 ..................... 860 862,054
Series 2024-RN2, Class A1, 7.12%, 04/25/54 1,492 1,493,361
PRPM LLC, Series 2022-1, Class A1, 3.72%,
02/25/27
(a) (b)
..................... 1,386 1,376,788
RALI Trust
(c)
Series 2007-QH5, Class AII, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
5.31%, 06/25/37 ................ 892 361,894
Series 2007-QO2, Class A1, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
5.00%, 02/25/47 ................ 1,178 369,762
Series 2007-QS1, Class 1A5, (1-mo. CME
Term SOFR at 0.55% Floor and 6.00%
Cap + 0.66%), 5.40%, 01/25/37 ...... 898 651,856
Reperforming Loan REMIC Trust, Series
2005-R3, Class AF, (1-mo. CME Term SOFR
at 0.40% Floor and 9.50% Cap + 0.51%),
5.25%, 09/25/35
(b) (c)
................ 119 99,317
Residential Asset Securitization Trust
(c)
Series 2006-A7CB, Class 2A2, (1-mo. CME
Term SOFR at 0.55% Floor and 6.50%
Cap + 0.66%), 5.40%, 07/25/36 ...... 2,608 440,673
Series 2006-A7CB, Class 2A5, (1-mo. CME
Term SOFR at 0.25% Floor and 7.00%
Cap + 0.36%), 5.10%, 07/25/36 ...... 571 89,544

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock U.S. Mortgage Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-A7CB, Class 2A6, (1-mo. CME
Term SOFR at 0.00% Floor and 54.00%
Cap + 53.08%), 15.18%, 07/25/36 .... USD 459 $ 396,412
Residential Mortgage Loan Trust
(b)(c)
Series 2019-2, Class B2, 6.04%, 05/25/59 . 1,000 971,430
Series 2019-3, Class B2, 5.66%, 09/25/59 . 1,000 950,110
RFMSI Trust
(c)
Series 2005-SA3, Class 1A, 4.62%, 08/25/35 1,537 694,924
Series 2006-SA2, Class 2A1, 5.70%,
08/25/36 ..................... 94 66,146
RMF Buyout Issuance Trust, Series 2021-HB1,
Class M6, 6.00%, 11/25/31
(b) (c)
......... 953 801,029
Seasoned Loans Structured Transaction Trust
(b)
(c)
Series 2020-2, Class M1, 4.75%, 09/25/60 . 1,972 1,942,609
Series 2020-3, Class M1, 4.75%, 04/26/60 . 1,970 1,939,571
Spruce Hill Mortgage Loan Trust
(b)
Series 2020-SH2, Class B1, 5.00%,
06/25/55
(c)
.................... 2,764 2,663,565
Series 2022-SH1, Class A1A, 4.10%,
07/25/57
(a)
.................... 1,153 1,088,841
TVC Mortgage Trust, Series 2023-RTL1, Class
A1, 8.25%, 11/25/27
(a) (b)
............. 395 399,280
Verus Securitization Trust
(b)(c)
Series 2022-4, Class B1, 4.78%, 04/25/67 . 1,000 890,956
Series 2023-INV1, Class M1, 7.54%,
02/25/68 ..................... 1,200 1,211,793
Washington Mutual Mortgage Pass-Through
Certificates Trust
(c)
Series 2007-OA1, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.70% Floor +
0.70%), 5.76%, 02/25/47 .......... 631 549,769
Series 2007-OA5, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.25% Floor +
0.80%), 5.86%, 06/25/47 .......... 1,488 1,196,625
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2005-11, Class A7, 5.75%, 01/25/36 1,122 920,014
Series 2005-9, Class 5A1, 5.50%, 11/25/35 997 772,668
Series 2006-2, Class 2CB, 6.50%, 03/25/36 687 445,898
Series 2006-2, Class 3CB, 6.00%, 03/25/36 1,006 756,935
Series 2006-6, Class 3CB1, 7.00%, 08/25/36 2,693 1,070,997
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.85% Floor +
0.85%), 5.91%, 10/25/46
(c)
......... 100 83,729
Series 2007-5, Class A3, 7.00%, 06/25/37 . 199 156,136
Wells Fargo Alternative Loan Trust, Series
2007-PA1, Class A1, (1-mo. CME Term
SOFR at 0.32% Floor and 7.00% Cap +
0.43%), 5.17%, 03/25/37
(c)
........... 1,276 1,030,991
Western Alliance Bank
(b)(c)
Series 2021-CL2, Class M1, (SOFR 30 day
Average at 0.00% Floor + 3.15%), 8.01%,
07/25/59 ..................... 447 462,737
Series 2021-CL2, Class M2, (SOFR 30 day
Average at 0.00% Floor + 3.70%), 8.56%,
07/25/59 ..................... 640 663,153
66,210,226
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 24.9%
1211 Avenue of the Americas Trust, Series
2015-1211, Class A1A2, 3.90%, 08/10/35
(b)
USD 370 $ 363,475
2023-MIC Trust, Series 2023-MIC, Class A,
8.44%, 12/05/38
(b) (c)
................ 240 259,773
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. CME Term SOFR at
2.37% Floor + 2.42%), 7.24%, 09/15/34
(b) (c)
237 220,062
Alen Mortgage Trust, Series 2021-ACEN, Class
D, (1-mo. CME Term SOFR at 3.10% Floor +
3.21%), 8.02%, 04/15/34
(b) (c)
.......... 276 139,518
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class E, 1.75%,
05/15/53
(b)
...................... 750 561,569
ARES Commercial Mortgage Trust, Series
2024-IND, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 6.50%,
07/15/41
(b) (c)
..................... 1,090 1,091,362
ARES1, Series 2024-IND2, Class A, (1-mo.
CME Term SOFR at 1.44% Floor + 1.44%),
6.29%, 10/15/34
(b) (c)
................ 740 739,075
Ashford Hospitality Trust
(b)(c)
Series 2018-ASHF, Class D, (1-mo. CME
Term SOFR at 2.23% Floor + 2.27%),
7.08%, 04/15/35 ................ 280 277,390
Series 2018-ASHF, Class E, (1-mo. CME
Term SOFR at 3.23% Floor + 3.27%),
8.08%, 04/15/35 ................ 229 226,196
Atrium Hotel Portfolio Trust
(b)(c)
Series 2024-ATRM, Class A, 5.59%,
11/10/29 ..................... 440 439,694
Series 2024-ATRM, Class E, 9.52%,
11/10/29 ..................... 210 210,082
BAMLL Trust, Series 2024-BHP, Class A, (1-mo.
CME Term SOFR at 2.35% Floor + 2.35%),
7.15%, 08/15/39
(b) (c)
................ 205 206,031
BANK
Series 2021-BN35, Class A5, 2.29%,
06/15/64 ..................... 730 614,381
Series 2021-BN38, Class A5, 2.52%,
12/15/64 ..................... 1,700 1,444,519
BANK5 Trust, Series 2024-5YR6, Class A3,
6.23%, 05/15/57 .................. 470 490,449
Bayview Commercial Asset Trust
(b)(c)
Series 2006-3A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 5.30%,
10/25/36 ..................... 557 538,263
Series 2006-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.46%), 5.20%,
12/25/36 ..................... 479 457,156
BBCMS Mortgage Trust
Series 2018-TALL, Class A, (1-mo. CME
Term SOFR at 0.87% Floor + 0.92%),
5.72%, 03/15/37
(b) (c)
.............. 296 278,240
Series 2018-TALL, Class B, (1-mo. CME
Term SOFR at 1.12% Floor + 1.17%),
5.97%, 03/15/37
(b) (c)
.............. 150 135,750
Series 2020-C7, Class A5, 2.04%, 04/15/53 1,950 1,664,580
Series 2022-C18, Class ASB, 5.95%,
12/15/55
(c)
.................... 650 681,422
Series 2024-5C25, Class A3, 5.95%,
03/15/57 ..................... 1,810 1,869,523
Benchmark Mortgage Trust, Series 2018-B5,
Class A4, 4.21%, 07/15/51 ........... 550 533,761
BFLD Commercial Mortgage Trust, Series 2024-
UNIV, Class E, (1-mo. CME Term SOFR at
3.64% Floor + 3.64%), 8.36%, 11/15/29
(b) (c)
210 209,475

2024
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BFLD Mortgage Trust
(b)(c)
Series 2024-VICT, Class A, (1-mo. CME
Term SOFR at 1.89% Floor + 1.89%),
6.69%, 07/15/41 ................ USD 585 $ 585,000
Series 2024-WRHS, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%),
6.30%, 08/15/26 ................ 1,030 1,030,322
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
8.62%, 10/15/35
(b) (c)
................ 120 6,204
BHMS, Series 2018-ATLS, Class C, (1-mo.
CME Term SOFR at 2.15% Floor + 2.20%),
7.00%, 07/15/35
(b) (c)
................ 269 268,338
BMP
(b)(c)
Series 2024-MF23, Class A, (1-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
6.18%, 06/15/41 ................ 1,055 1,055,329
Series 2024-MF23, Class E, (1-mo. CME
Term SOFR at 3.39% Floor + 3.39%),
8.19%, 06/15/41 ................ 150 148,125
BOCA Commercial Mortgage Trust, Series
2024-BOCA, Class A, (1-mo. CME Term
SOFR at 1.92% Floor + 1.92%), 6.72%,
08/15/41
(b) (c)
..................... 610 612,473
BPR Commercial Mortgage Trust, Series 2024-
PARK, Class D, 1.00%, 11/05/39
(b) (c)
..... 231 231,000
BPR Trust
(b)(c)
Series 2021-TY, Class A, (1-mo. CME Term
SOFR at 1.05% Floor + 1.16%), 5.97%,
09/15/38 ..................... 1,000 991,250
Series 2021-TY, Class E, (1-mo. CME Term
SOFR at 3.60% Floor + 3.71%), 8.52%,
09/15/38 ..................... 750 749,064
Series 2022-SSP, Class A, (1-mo. CME Term
SOFR at 3.00% Floor + 3.00%), 7.80%,
05/15/39 ..................... 370 370,925
BSST Mortgage Trust, Series 2021-SSCP,
Class A, (1-mo. CME Term SOFR at 0.75%
Floor + 0.86%), 5.67%, 04/15/36
(b) (c)
..... 666 661,454
BX Commercial Mortgage Trust
(b)
Series 2020-VIV3, Class B, 3.54%,
03/09/44
(c)
.................... 683 614,751
Series 2020-VIV4, Class A, 2.84%, 03/09/44 1,370 1,212,691
Series 2021-SOAR, Class G, (1-mo. CME
Term SOFR at 2.80% Floor + 2.91%),
7.72%, 06/15/38
(c)
............... 132 129,759
Series 2021-VINO, Class A, (1-mo. CME
Term SOFR at 0.77% Floor + 0.77%),
5.57%, 05/15/38
(c)
............... 642 638,242
Series 2021-VINO, Class F, (1-mo. CME
Term SOFR at 2.92% Floor + 2.92%),
7.72%, 05/15/38
(c)
............... 123 120,969
Series 2021-VOLT, Class A, (1-mo. CME
Term SOFR at 0.70% Floor + 0.81%),
5.62%, 09/15/36
(c)
............... 885 880,022
Series 2021-XL2, Class A, (1-mo. CME Term
SOFR at 0.69% Floor + 0.80%), 5.61%,
10/15/38
(c)
.................... 2,207 2,194,182
Series 2022-CSMO, Class B, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
7.94%, 06/15/27
(c)
............... 185 185,809
Series 2022-CSMO, Class C, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
8.69%, 06/15/27
(c)
............... 260 261,300
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2022-LP2, Class A, (1-mo. CME Term
SOFR at 1.01% Floor + 1.01%), 5.82%,
02/15/39
(c)
.................... USD 1,352 $ 1,347,068
Series 2022-LP2, Class B, (1-mo. CME Term
SOFR at 1.31% Floor + 1.31%), 6.12%,
02/15/39
(c)
.................... 1,170 1,163,163
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 6.57%,
12/09/40
(c)
.................... 1,680 1,684,280
Series 2024-AIR2, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%),
6.30%, 10/15/41
(c)
............... 1,470 1,470,919
Series 2024-AIRC, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
6.50%, 08/15/39
(c)
............... 810 811,266
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
7.88%, 10/15/41
(c)
............... 280 279,025
Series 2024-BRBK, Class B, (1-mo. CME
Term SOFR at 3.93% Floor + 3.93%),
8.93%, 10/15/41
(c)
............... 125 124,522
Series 2024-KING, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
6.35%, 05/15/34
(c)
............... 390 390,000
Series 2024-MDHS, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
6.45%, 05/15/41
(c)
............... 388 388,205
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 6.25%,
02/15/39
(c)
.................... 868 867,474
Series 2024-MF, Class E, (1-mo. CME Term
SOFR at 3.74% Floor + 3.74%), 8.54%,
02/15/39
(c)
.................... 251 251,251
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
6.34%, 06/15/37
(c)
............... 400 400,000
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 6.25%,
02/15/39
(c)
.................... 889 891,366
Series 2024-XL4, Class D, (1-mo. CME Term
SOFR at 3.14% Floor + 3.14%), 7.94%,
02/15/39
(c)
.................... 249 249,145
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 6.20%,
03/15/41
(c)
.................... 841 842,145
BX Trust
(b)
Series 2019-OC11, Class A, 3.20%, 12/09/41 826 749,837
Series 2019-OC11, Class E, 3.94%,
12/09/41
(c)
.................... 71 62,268
Series 2021-ARIA, Class A, (1-mo. CME
Term SOFR at 0.90% Floor + 1.01%),
5.82%, 10/15/36
(c)
............... 400 397,375
Series 2021-ARIA, Class G, (1-mo. CME
Term SOFR at 3.14% Floor + 3.26%),
8.06%, 10/15/36
(c)
............... 128 125,124
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
5.72%, 02/15/36
(c)
............... 705 703,458
Series 2021-MFM1, Class A, (1-mo. CME
Term SOFR at 0.70% Floor + 0.81%),
5.62%, 01/15/34
(c)
............... 290 288,474
Series 2021-MFM1, Class G, (1-mo. CME
Term SOFR at 3.90% Floor + 4.01%),
8.82%, 01/15/34
(c)
............... 123 119,370

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock U.S. Mortgage Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-VIEW, Class D, (1-mo. CME
Term SOFR at 2.90% Floor + 3.01%),
7.82%, 06/15/36
(c)
............... USD 275 $ 265,000
Series 2021-VIEW, Class F, (1-mo. CME
Term SOFR at 3.93% Floor + 4.04%),
8.85%, 06/15/36
(c)
............... 350 321,506
Series 2022-GPA, Class A, (1-mo. CME
Term SOFR at 2.17% Floor + 2.17%),
6.95%, 08/15/39
(c)
............... 167 166,850
Series 2022-GPA, Class B, (1-mo. CME
Term SOFR at 2.66% Floor + 2.66%),
7.45%, 08/15/41
(c)
............... 687 687,028
Series 2022-GPA, Class D, (1-mo. CME
Term SOFR at 4.06% Floor + 4.06%),
8.85%, 08/15/43
(c)
............... 294 293,612
Series 2022-IND, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 6.29%,
04/15/37
(c)
.................... 101 100,738
Series 2022-LBA6, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
5.79%, 01/15/39
(c)
............... 880 876,700
Series 2022-VAMF, Class F, (1-mo. CME
Term SOFR at 3.30% Floor + 3.30%),
8.10%, 01/15/39
(c)
............... 450 442,706
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
7.49%, 05/15/38
(c)
............... 360 362,700
Series 2023-DELC, Class B, (1-mo. CME
Term SOFR at 3.34% Floor + 3.34%),
8.14%, 05/15/38
(c)
............... 440 443,850
Series 2024-BIO, Class A, (1-mo. CME Term
SOFR + 1.64%), 6.45%, 02/15/41
(c)
... 735 736,978
Series 2024-CNYN, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
6.25%, 04/15/41
(c)
............... 989 989,074
Series 2024-CNYN, Class E, (1-mo. CME
Term SOFR at 3.69% Floor + 3.69%),
8.49%, 04/15/41
(c)
............... 292 289,980
Series 2024-PAT, Class C, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 9.24%,
03/15/41
(c)
.................... 438 436,634
Series 2024-PAT, Class D, (1-mo. CME Term
SOFR at 5.39% Floor + 5.39%), 10.19%,
03/15/41
(c)
.................... 146 145,888
Series 2024-VLT4, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%),
6.30%, 07/15/29
(c)
............... 909 909,568
Series 2024-VLT4, Class F, (1-mo. CME
Term SOFR at 3.94% Floor + 3.94%),
8.74%, 07/15/29
(c)
............... 190 189,907
BXP Trust, Series 2021-601L, Class D, 2.78%,
01/15/44
(b) (c)
..................... 540 385,385
Cali, Series 2024-SUN, Class A, (1-mo. CME
Term SOFR at 1.89% Floor + 1.89%), 6.70%,
07/15/41
(b) (c)
..................... 340 340,212
CFCRE Commercial Mortgage Trust, Series
2016-C7, Class A3, 3.84%, 12/10/54 ..... 600 582,423
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(b)
...................... 336 301,763
Citigroup Commercial Mortgage Trust, Series
2023-SMRT, Class A, 5.82%, 10/12/40
(b) (c)
. 435 443,237
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class B, (1-mo. CME Term
SOFR at 3.34% Floor + 3.34%), 8.14%,
08/15/36
(b) (c)
..................... 250 249,062
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust
Series 2015-CR25, Class A3, 3.51%,
08/10/48 ..................... USD 469 $ 465,453
Series 2015-CR25, Class C, 4.52%,
08/10/48
(c)
.................... 255 242,815
Series 2015-LC19, Class A4, 3.18%,
02/10/48 ..................... 605 602,825
Series 2015-LC19, Class B, 3.83%,
02/10/48
(c)
.................... 806 777,026
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
6.63%, 06/15/41
(b) (c)
.............. 200 199,312
Series 2024-WCL1, Class E, (1-mo. CME
Term SOFR at 4.49% Floor + 4.49%),
9.27%, 06/15/41
(b) (c)
.............. 115 114,672
CONE Trust
(b)(c)
Series 2024-DFW1, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
6.45%, 08/15/41 ................ 460 460,000
Series 2024-DFW1, Class E, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
8.69%, 08/15/41 ................ 80 79,900
CSMC Trust
(b)
Series 2020-FACT, Class F, (1-mo. CME
Term SOFR at 6.16% Floor + 6.52%),
11.58%, 10/15/37
(c)
.............. 600 504,901
Series 2020-NET, Class C, 3.53%, 08/15/37 100 95,838
Series 2021-BHAR, Class E, (1-mo. CME
Term SOFR at 3.50% Floor + 3.61%),
8.42%, 11/15/38
(c)
............... 300 295,376
CSTL Commercial Mortgage Trust, Series 2024-
GATE, Class A, 4.92%, 11/10/29
(b) (c)
..... 580 561,587
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 6.69%,
08/15/34
(b) (c)
..................... 320 320,398
DBGS Mortgage Trust, Series 2018-BIOD,
Class F, (1-mo. CME Term SOFR at 2.00%
Floor + 2.30%), 7.10%, 05/15/35
(b) (c)
..... 172 170,068
DBWF Mortgage Trust, Series 2024-LCRS,
Class A, (1-mo. CME Term SOFR at 1.74%
Floor + 1.74%), 6.54%, 04/15/37
(b) (c)
..... 360 357,750
DC Trust, Series 2024-HLTN, Class F, 10.31%,
04/13/40
(b) (c)
..................... 365 369,246
DK Trust
(b)(c)
Series 2024-SPBX, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
6.30%, 03/15/34 ................ 590 590,000
Series 2024-SPBX, Class E, (1-mo. CME
Term SOFR at 1.50% Floor + 4.00%),
8.80%, 03/15/34 ................ 439 440,143
ELM Trust, Series 2024-ELM, Class E10,
7.79%, 06/10/39
(b) (c)
................ 300 302,491
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(b) (c)
..................... 795 795,846
Extended Stay America Trust
(b)(c)
Series 2021-ESH, Class A, (1-mo. CME
Term SOFR at 1.08% Floor + 1.19%),
6.00%, 07/15/38 ................ 699 698,642
Series 2021-ESH, Class E, (1-mo. CME
Term SOFR at 2.85% Floor + 2.96%),
7.77%, 07/15/38 ................ 356 356,209
Series 2021-ESH, Class F, (1-mo. CME Term
SOFR at 3.70% Floor + 3.81%), 8.62%,
07/15/38 ..................... 719 721,777

2024
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Great Wolf Trust
(b)(c)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 6.50%, 05/15/41 . USD 565 $ 565,530
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
6.35%, 03/15/39 ................ 540 540,000
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(b)
...... 335 334,031
GS Mortgage Securities Corp. Trust
(b)(c)
Series 2021-IP, Class E, (1-mo. CME Term
SOFR at 3.55% Floor + 3.66%), 8.47%,
10/15/36 ..................... 300 297,380
Series 2021-STAR, Class B, (1-mo. CME
Term SOFR at 1.40% Floor + 1.51%),
6.32%, 12/15/36 ................ 870 855,319
Series 2022-AGSS, Class A, (1-mo. CME
Term SOFR at 2.79% Floor + 2.69%),
7.50%, 11/15/27 ................ 352 352,582
Series 2023-FUN, Class B, (1-mo. CME
Term SOFR at 2.79% Floor + 2.79%),
7.59%, 03/15/28 ................ 520 522,600
Series 2023-SHIP, Class A, 4.32%, 09/10/38 100 98,476
Series 2023-SHIP, Class E, 7.43%, 09/10/38 700 700,527
Series 2024-RVR, Class E, 7.47%, 08/10/41 200 195,864
Hawaii Hotel Trust, Series 2019-MAUI, Class A,
(1-mo. CME Term SOFR at 1.40% Floor +
1.45%), 6.25%, 05/15/38
(b) (c)
.......... 250 249,609
HIH Trust
(b)(c)
Series 2024-61P, Class A, (1-mo. CME Term
SOFR at 1.84% Floor + 1.84%), 6.79%,
10/15/41 ..................... 110 109,862
Series 2024-61P, Class D, (1-mo. CME Term
SOFR at 3.64% Floor + 3.64%), 8.59%,
10/15/41 ..................... 210 209,672
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class D, (1-mo. CME Term SOFR at
3.19% Floor + 3.19%), 7.99%, 05/15/37
(b) (c)
380 376,207
Hilton USA Trust, Series 2016-HHV, Class C,
4.19%, 11/05/38
(b) (c)
................ 519 502,105
HONO Mortgage Trust, Series 2021-LULU,
Class A, (1-mo. CME Term SOFR at 1.15%
Floor + 1.26%), 6.07%, 10/15/36
(b) (c)
..... 772 748,882
HTL Commercial Mortgage Trust
(b)(c)
Series 2024-T53, Class A, 5.88%, 05/10/39 180 181,479
Series 2024-T53, Class E, 10.26%, 05/10/39 365 373,157
Hudson Yards Mortgage Trust
(b)
Series 2019-30HY, Class A, 3.23%, 07/10/39 490 448,458
Series 2019-30HY, Class D, 3.44%,
07/10/39
(c)
.................... 208 176,866
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2016-NINE, Class A, 2.85%,
09/06/38
(c)
.................... 640 611,837
Series 2016-NINE, Class B, 2.85%,
09/06/38
(c)
.................... 654 615,012
Series 2020-ACE, Class A, 3.29%, 01/10/37 400 397,663
Series 2021-MHC, Class A, (1-mo. CME
Term SOFR at 0.80% Floor + 1.16%),
5.97%, 04/15/38
(c)
............... 576 575,667
Series 2021-MHC, Class E, (1-mo. CME
Term SOFR at 2.45% Floor + 2.81%),
7.62%, 04/15/38
(c)
............... 300 298,125
Series 2022-OPO, Class D, 3.45%,
01/05/39
(c)
.................... 350 274,750
Series 2024-OMNI, Class A, 5.80%,
10/05/39
(c)
.................... 425 429,811
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
JW Commercial Mortgage Trust, Series 2024-
MRCO, Class D, (1-mo. CME Term SOFR at
3.19% Floor + 3.19%), 7.97%, 06/15/39
(b) (c)
USD 190 $ 190,222
KSL Commercial Mortgage Trust, Series 2023-
HT, Class A, (1-mo. CME Term SOFR at
2.29% Floor + 2.29%), 7.09%, 12/15/36
(b) (c)
877 877,760
LBA Trust
(b)(c)
Series 2024-7IND, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
6.25%, 10/15/41 ................ 400 399,625
Series 2024-7IND, Class D, (1-mo. CME
Term SOFR at 2.64% Floor + 2.64%),
7.44%, 10/15/41 ................ 425 424,602
Series 2024-BOLT, Class A, (1-mo. CME
Term SOFR at 1.59% Floor + 1.59%),
6.40%, 06/15/26 ................ 240 240,075
Series 2024-BOLT, Class F, (1-mo. CME
Term SOFR at 4.44% Floor + 4.44%),
9.24%, 06/15/26 ................ 115 114,679
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-2A, Class M1,
(1-mo. CME Term SOFR at 0.40% Floor +
0.51%), 5.25%, 06/25/37
(b) (c)
.......... 364 360,335
LEX Mortgage Trust, Series 2024-BBG, Class
A, 4.87%, 10/13/33
(b) (c)
.............. 1,055 1,035,052
Life Mortgage Trust, Series 2021-BMR, Class
F, (1-mo. CME Term SOFR at 2.35% Floor +
2.46%), 7.27%, 03/15/38
(b) (c)
.......... 132 127,784
LUX Trust, Series 2023-LION, Class A, (1-mo.
CME Term SOFR at 2.69% Floor + 2.69%),
7.49%, 08/15/40
(b) (c)
................ 128 128,881
MCR Mortgage Trust
(b)
Series 2024-HTL, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 6.56%,
02/15/37
(c)
.................... 617 616,461
Series 2024-HTL, Class E, (1-mo. CME Term
SOFR at 4.65% Floor + 4.65%), 9.46%,
02/15/37
(c)
.................... 245 245,702
Series 2024-TWA, Class E, 8.73%, 06/12/39 115 115,880
MF1 Multifamily Housing Mortgage Loan Trust
(b)
(c)
Series 2021-W10, Class A, (1-mo. CME
Term SOFR at 1.07% Floor + 1.07%),
5.86%, 12/15/34 ................ 470 464,867
Series 2021-W10, Class G, (1-mo. CME
Term SOFR at 4.22% Floor + 4.22%),
9.01%, 12/15/34 ................ 300 284,882
MFT Trust, Series 2020-ABC, Class C, 3.48%,
02/10/42
(b) (c)
..................... 192 107,979
MHC Commercial Mortgage Trust, Series 2021-
MHC, Class A, (1-mo. CME Term SOFR at
0.80% Floor + 0.92%), 5.72%, 04/15/38
(b) (c)
581 578,879
MHP, Series 2022-MHIL, Class A, (1-mo. CME
Term SOFR at 0.82% Floor + 0.81%), 5.62%,
01/15/27
(b) (c)
..................... 893 886,681
MIRA Trust, Series 2023-MILE, Class A, 6.75%,
06/10/38
(b)
...................... 628 652,196
Morgan Stanley Capital I Trust
Series 2018-H4, Class A4, 4.31%, 12/15/51 1,824 1,767,251
Series 2018-MP, Class A, 4.28%,
07/11/40
(b) (c)
................... 150 134,663
Series 2019-H6, Class D, 3.00%, 06/15/52
(b)
460 346,032
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
6.79%, 08/15/29
(b) (c)
................ 295 296,760

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock U.S. Mortgage Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
One Bryant Park Trust, Series 2019-OBP, Class
A, 2.52%, 09/15/54
(b)
............... USD 1,072 $ 935,026
One Market Plaza Trust, Series 2017-1MKT,
Class D, 4.15%, 02/10/32
(b)
........... 415 355,944
One New York Plaza Trust
(b)(c)
Series 2020-1NYP, Class A, (1-mo. CME
Term SOFR at 0.95% Floor + 1.06%),
5.87%, 01/15/36 ................ 185 175,750
Series 2020-1NYP, Class AJ, (1-mo. CME
Term SOFR at 1.25% Floor + 1.36%),
6.17%, 01/15/36 ................ 100 93,250
ONNI Commerical Mortgage Trust, Series 2024-
APT, Class A, 5.57%, 07/15/39
(b) (c)
...... 390 392,614
OPEN Trust, Series 2023-AIR, Class A, (1-mo.
CME Term SOFR at 3.09% Floor + 3.09%),
7.89%, 10/15/28
(b) (c)
................ 753 761,403
ORL Trust, Series 2023-GLKS, Class A, (1-mo.
CME Term SOFR at 2.35% Floor + 2.35%),
7.15%, 10/19/36
(b) (c)
................ 590 591,288
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
6.69%, 06/15/39
(b) (c)
................ 380 379,525
PKHL Commercial Mortgage Trust, Series 2021-
MF, Class NR, (1-mo. CME Term SOFR at
6.00% Floor + 6.11%), 10.92%, 07/15/38
(b) (c)
300 62,336
ROCK Trust, Series 2024-CNTR, Class E,
8.82%, 11/13/41
(b)
................. 125 127,235
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.54%, 04/15/41
(b) (c)
.......... 400 399,000
SELF Commercial Mortgage Trust, Series 2024-
STRG, Class E, (1-mo. CME Term SOFR at
4.19% Floor + 4.19%), 8.89%, 11/15/34
(b) (c)
210 209,475
SHER Trust, Series 2024-DAL, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
6.44%, 04/15/37
(b) (c)
................ 450 446,344
SHR Trust
(b)(c)
Series 2024-LXRY, Class A, (1-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
6.75%, 10/15/41 ................ 420 420,524
Series 2024-LXRY, Class E, (1-mo. CME
Term SOFR at 4.45% Floor + 4.45%),
9.25%, 10/15/41 ................ 210 210,655
SMRT, Series 2022-MINI, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%), 5.80%,
01/15/39
(b) (c)
..................... 566 561,973
SREIT Trust
(b)(c)
Series 2021-MFP, Class A, (1-mo. CME Term
SOFR at 0.73% Floor + 0.85%), 5.65%,
11/15/38 ..................... 574 571,698
Series 2021-MFP, Class F, (1-mo. CME Term
SOFR at 2.62% Floor + 2.74%), 7.54%,
11/15/38 ..................... 718 713,634
Series 2021-MFP2, Class A, (1-mo. CME
Term SOFR at 0.82% Floor + 0.94%),
5.74%, 11/15/36 ................ 1,255 1,248,736
STWD Trust, Series 2021-FLWR, Class A,
(1-mo. CME Term SOFR at 0.58% Floor +
0.69%), 5.50%, 07/15/36
(b) (c)
.......... 1,243 1,239,116
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM, Class A, (1-mo. CME
Term SOFR at 2.19% Floor + 2.19%), 6.99%,
05/15/37
(b) (c)
..................... 500 502,184
TTAN MHC, Series 2021-MHC, Class A, (1-mo.
CME Term SOFR at 0.85% Floor + 0.96%),
5.77%, 03/15/38
(b) (c)
................ 656 654,207
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
TYSN Mortgage Trust, Series 2023-CRNR,
Class A, 6.58%, 12/10/33
(b) (c)
.......... USD 380 $ 393,229
VEGAS Trust, Series 2024-TI, Class A, 5.52%,
11/10/39
(b)
...................... 340 340,000
Velocity Commercial Capital Loan Trust
(b)(c)
Series 2019-3, Class M4, 3.68%, 10/25/49 . 1,011 880,083
Series 2019-3, Class M6, 6.03%, 10/25/49 . 1,123 902,102
Series 2020-1, Class M4, 3.54%, 02/25/50 . 574 475,160
Series 2021-1, Class M6, 5.03%, 05/25/51 . 1,427 995,630
Series 2021-4, Class M5, 5.68%, 12/26/51 . 1,819 1,378,545
Series 2022-1, Class M4, 5.20%, 02/25/52 . 1,233 952,068
Series 2024-5, Class M4, 9.53%, 10/25/54 . 1,097 1,082,406
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class AS, 3.58%, 02/15/48 408 405,043
Series 2015-C30, Class B, 4.40%,
09/15/58
(c)
.................... 500 487,436
Series 2016-C32, Class B, 4.73%,
01/15/59
(c)
.................... 500 491,563
Series 2018-1745, Class A, 3.75%,
06/15/36
(b) (c)
................... 1,990 1,773,116
Series 2018-AUS, Class A, 4.06%,
08/17/36
(b) (c)
................... 620 593,315
Series 2024-1CHI, Class A, 5.31%,
07/15/35
(b) (c)
................... 216 215,512
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 7.57%,
11/15/27
(b) (c)
..................... 660 662,059
104,205,669
Interest Only Collateralized Mortgage Obligations — 0.2%
(c)
Alternative Loan Trust, Series 2006-45T1, Class
2A8, (1-mo. CME Term SOFR at 0.00% Floor
and 6.60% Cap + 6.49%), 1.75%, 02/25/37 742 116,833
GSR Mortgage Loan Trust, Series 2007-3F,
Class 4A2, (1-mo. CME Term SOFR at
0.00% Floor and 6.70% Cap + 6.59%),
1.85%, 05/25/37 .................. 3,737 406,046
Wells Fargo Alternative Loan Trust, Series
2007-PA1, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor and 6.68% Cap +
6.57%), 1.83%, 03/25/37 ............. 1,276 130,152
653,031
Interest Only Commercial Mortgage-Backed Securities — 0.5%
(c)
BANK, Series 2017-BNK9, Class XA, 0.75%,
11/15/54 ........................ 3,357 63,844
BBCMS Mortgage Trust
Series 2020-C7, Class XA, 1.61%, 04/15/53 2,964 160,018
Series 2020-C7, Class XB, 0.98%, 04/15/53 1,000 47,658
Series 2023-C20, Class XA, 0.85%, 07/15/56 11,986 620,396
Benchmark Mortgage Trust
Series 2020-B17, Class XB, 0.53%, 03/15/53 15,395 315,872
Series 2023-V3, Class XA, 0.81%, 07/15/56 19,990 526,596
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.80%, 11/10/42
(b)
... 3,975 162,654
CSAIL Commercial Mortgage Trust, Series
2018-C14, Class XA, 0.51%, 11/15/51 .... 1,034 17,662
MIRA Trust, Series 2023-MILE, Class X, 0.02%,
06/10/38
(b)
...................... 28,000 83,908
ORL Trust, Series 2023-GLKS, Class XCP,
0.48%, 10/19/36
(b)
................. 115,920 6,121
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.44%, 10/15/52 ....... 3,090 171,700

2024
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust, Series
2017-C41, Class XA, 1.15%, 11/15/50 .... USD 3,536 $ 98,121
2,274,550
Total Non-Agency Mortgage-Backed Securities — 41 .4%
(Cost: $ 178,107,471 ) .............................. 173,343,476
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 4.6%
Ajax Magnethermic Corp. , 0.00% , 06/27/61
(b) (d) (e)
2 1,456
Federal Home Loan Mortgage Corp. , Series
4161 , Class BW , 2.50% , 02/15/43 ...... 200 170,986
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(c)
Series 2411 , Class FJ , (SOFR 30 day
Average at 0.35% Floor and 9.00% Cap +
0.46%), 5.47% , 12/15/29 .......... 1 1,452
Series 5330 , Class FA , (SOFR 30 day
Average at 1.05% Floor and 7.00% Cap +
1.05%), 5.91% , 08/25/53 .......... 6,445 6,449,365
Series 5443 , Class FA , (SOFR 30 day
Average at 1.20% Floor and 7.00% Cap +
1.20%), 6.06% , 08/25/54 .......... 1,413 1,421,251
Series 5444 , Class FC , (SOFR 30 day
Average at 1.12% Floor and 7.00% Cap +
1.12%), 5.98% , 08/25/54 .......... 1,966 1,973,481
Series 5458 , Class FB , (SOFR 30 day
Average at 1.15% Floor and 6.50% Cap +
1.15%), 6.01% , 10/25/54 .......... 1,092 1,091,542
Federal National Mortgage Association Variable
Rate Notes
(c)
Series 2018-32 , Class PS , (SOFR 30 day
Average at 0.00% Floor and 7.23% Cap +
7.10%), 1.43% , 05/25/48 .......... 145 125,196
Series 2023-46 , Class FA , (SOFR 30 day
Average at 1.30% Floor and 7.00% Cap +
1.30%), 6.16% , 10/25/53 .......... 1,741 1,754,396
Series 2023-56 , Class FA , (SOFR 30 day
Average at 1.40% Floor and 7.00% Cap +
1.40%), 6.26% , 11/25/53 ........... 341 345,151
Series 2024-48 , Class FC , (SOFR 30 day
Average at 1.10% Floor and 7.00% Cap +
1.10%), 5.96% , 07/25/54 .......... 1,031 1,033,232
Series 2024-54 , Class FD , (SOFR 30 day
Average at 1.25% Floor and 7.00% Cap +
1.25%), 6.11% , 08/25/54 ........... 1,015 1,022,890
Government National Mortgage Association ,
Series 2019-29 , Class HY , 3.50% , 03/20/49 100 79,839
Government National Mortgage Association
Variable Rate Notes
(c)
Series 2014-107 , Class WX ,
6.61% , 07/20/39 ................ 124 127,243
Series 2024-51 , Class TF , (SOFR 30 day
Average at 1.00% Floor and 7.00% Cap +
1.00%), 5.89% , 03/20/54 .......... 1,643 1,647,100
Series 2024-96 , Class FL , (SOFR 30 day
Average at 1.15% Floor and 6.50% Cap +
1.15%), 6.04% , 06/20/54 .......... 2,091 2,096,183
19,340,763
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-W5FX , Class CFX ,
3.66% , 04/25/28
(b) (c)
................ USD 288 $ 257,589
Government National Mortgage Association ,
Series 2019-53 , Class V , 2.75% , 08/16/31 . 149 136,627
394,216
Interest Only Collateralized Mortgage Obligations — 4.7%
Federal Home Loan Mortgage Corp.
Series 4062 , Class GI , 4.00% , 02/15/41 .. 60 1,763
Series 5159 , Class PI , 3.00% , 11/25/51 ... 779 111,570
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(c)
Series 4119 , Class SC , (SOFR 30 day
Average at 0.00% Floor and 6.15% Cap +
6.04%), 1.03% , 10/15/42 .......... 576 60,938
Series 4901 , Class CS , (SOFR 30 day
Average at 0.00% Floor and 6.10% Cap +
5.99%), 1.13% , 07/25/49 .......... 410 41,094
Series 4941 , Class SH , (SOFR 30 day
Average at 0.00% Floor and 5.95% Cap +
5.84%), 0.98% , 12/25/49 .......... 392 40,953
Federal National Mortgage Association
Series 2013-10 , Class PI , 3.00% , 02/25/43 426 48,166
Series 2014-68 , Class YI , 4.50% , 11/25/44 . 190 37,039
Series 2017-68 , Class IE , 4.50% , 09/25/47 527 91,920
Series 2020-27 , Class IJ , 4.50% , 05/25/50 . 6,128 1,171,744
Series 2020-32 , Class PI , 4.00% , 05/25/50 4,856 1,022,206
Series 2021-23 , Class CI , 3.50% , 07/25/46 546 96,416
Series 2021-41 , 3.50% , 07/25/51 ....... 653 115,165
Series 2024-7 , Class IA , 3.50% , 11/25/49 . 22,778 2,765,624
Federal National Mortgage Association Variable
Rate Notes
(c)
Series 2016-60 , Class SD , (SOFR 30 day
Average at 0.00% Floor and 6.10% Cap +
5.99%), 1.13% , 09/25/46 .......... 766 55,219
Series 2016-78 , Class CS , (SOFR 30 day
Average at 0.00% Floor and 6.10% Cap +
5.99%), 1.13% , 05/25/39 .......... 962 59,237
Government National Mortgage Association
Series 2021-58 , Class IY , 3.00% , 02/20/51 . 16,723 2,837,722
Series 2021-64 , Class IH , 3.00% , 02/20/51 18,762 2,839,110
Series 2021-97 , Class LI , 3.00% , 08/20/50 . 20,048 3,368,983
Series 2021-104 , Class IH , 3.00% , 06/20/51 983 156,911
Series 2022-88 , Class IA , 3.00% , 08/20/50 27,177 4,293,014
Government National Mortgage Association
Variable Rate Notes
(c)
Series 2017-101 , Class SL , (1-mo. CME
Term SOFR at 0.00% Floor and 6.20%
Cap + 6.09%), 1.33% , 07/20/47 ...... 349 38,179
Series 2024-6 , Class ES , (SOFR 30 day
Average at 0.00% Floor and 6.05% Cap +
6.05%), 1.16% , 07/20/53 .......... 6,456 487,801
19,740,774
Interest Only Commercial Mortgage-Backed Securities — 0.3%
(c)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K110 , Class X1 , 1.69% , 04/25/30 .. 5,288 377,276
Series KPLB2 , Class X , 0.26% , 06/25/33 .. 16,982 363,815
Government National Mortgage Association
Variable Rate Notes
Series 2016-151 , 0.89% , 06/16/58 ...... 6,891 288,936
Series 2020-43 , 1.26% , 11/16/61 ....... 2,066 153,292
1,183,319

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock U.S. Mortgage Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities — 39.8%
Federal Home Loan Mortgage Corp.
2.50% , 03/01/30 - 04/01/31 ........... USD 406 $ 387,439
3.00% , 09/01/27 - 12/01/46 ........... 262 241,086
3.50% , 12/01/41 - 01/01/48 ........... 984 906,233
4.00% , 08/01/40 - 12/01/45 ........... 298 283,580
4.50% , 07/01/26 - 09/01/48 ........... 398 387,386
5.00% , 05/01/35 - 02/01/42 ........... 529 530,607
5.50% , 02/01/35 - 06/01/41 ........... 283 285,597
6.00% , 08/01/28 - 11/01/39 ........... 10 10,732
Federal National Mortgage Association
3.50% , 11/01/46 .................. 282 263,681
4.00% , 01/01/41 .................. 25 23,385
6.00% , 07/01/39 .................. 214 218,562
Federal National Mortgage Association Variable
Rate Notes
(c)
3.07% , 09/01/27 .................. 157 151,625
3.22% , 03/01/27 .................. 479 466,646
Government National Mortgage Association
2.00% , 11/15/54
(h)
................. 6,013 4,902,372
2.50% , 11/15/54
(h)
................. 6,080 5,149,934
3.00% , 02/15/45 - 01/20/51 ........... 624 551,413
3.50% , 01/15/42 - 10/20/46 ........... 754 694,851
3.50% , 11/15/54
(h)
................. 2,498 2,257,279
4.00% , 04/20/39 - 06/20/50 ........... 2,416 2,275,380
4.50% , 09/20/39 - 04/20/47 ........... 1,335 1,303,642
5.00% , 12/15/34 - 07/20/44 ........... 905 905,390
5.50% , 07/15/38 - 12/20/41 ........... 309 315,410
6.00% , 11/15/54
(h)
................. 1,841 1,854,383
6.50% , 10/15/38 - 02/20/41 ........... 96 99,724
Uniform Mortgage-Backed Securities
2.00% , 10/01/31 - 03/01/32 ........... 361 336,878
2.00% , 11/25/54
(h)
................. 17,131 13,575,630
2.50% , 04/01/30 - 03/01/32 ........... 660 628,070
2.50% , 11/25/54
(h)
................. 15,418 12,753,139
3.00% , 04/01/28 - 08/01/50 ........... 1,753 1,638,513
3.00% , 11/25/54
(h)
................. 11,620 10,002,341
3.50% , 11/01/27 - 06/01/52 ........... 6,662 6,007,278
3.50% , 11/25/54
(h)
................. 6,761 6,043,885
4.00% , 08/01/31 - 05/01/52 ........... 4,836 4,544,670
4.00% , 11/25/54
(h)
................. 5,178 4,783,866
4.50% , 01/01/27 - 10/01/52 ........... 9,554 9,135,187
4.50% , 11/25/54
(h)
................. 7,916 7,514,699
5.00% , 06/01/26 - 10/01/52 ........... 6,541 6,427,032
5.00% , 11/25/54
(h)
................. 13,781 13,390,043
5.50% , 05/01/34 - 03/01/53 ........... 11,121 11,131,938
5.50% , 11/25/54
(h)
................. 6,000 5,942,994
6.00% , 12/01/32 - 09/01/40 ........... 276 286,207
6.50% , 09/01/36 - 02/01/54
(i)
.......... 14,624 14,996,560
6.50% , 11/25/54
(h)
................. 3,207 3,273,085
7.00% , 02/01/54 .................. 9,209 9,630,204
166,508,556
Security
Par (000)
Par (000) Value
Principal Only Collateralized Mortgage Obligations — 0.4%
Government National Mortgage
Association , Series 2023-130 , Class OD ,
0.00% , 09/20/53
(d)
................. USD 1,998 $ 1,518,450
Total U.S. Government Sponsored Agency Securities — 49 .9%
(Cost: $ 211,917,463 ) .............................. 208,686,078
Total Long-Term Investments — 106.8%
(Cost: $ 454,931,690 ) .............................. 446,717,709
Shares
Shares
Short-Term Securities
Money Market Funds — 0.6%
Dreyfus Treasury Prime Cash Management
Institutional Shares , 4.66%
(j)
.......... 2,713,504 2,713,504
Total Money Market Funds — 0 .6%
(Cost: $ 2,713,504 ) ............................... 2,713,504
Par (000)
Pa r (000)
U.S. Treasury Obligations — 14.8%
U.S. Treasury Bills
(k)
4.62% , 11/12/24 .................. 17,968 17,942,388
4.58% , 11/14/24 .................. 22,840 22,801,759
4.60% , 11/21/24 .................. 20,895 20,841,460
Total U.S. Treasury Obligations — 14 .8%
(Cost: $ 61,587,158 ) ............................... 61,585,607
Total Short-Term Securities — 15.4%
(Cost: $ 64,300,662 ) ............................... 64,299,111
Total Investments Before TBA Sale Commitments — 122 .2%
(Cost: $ 519,232,352 ) .............................. 511,016,820
TBA Sale Commitments
(h)
Mortgage-Backed Securities — ( 2 .8 ) %
Government National Mortgage Association ,
5.50% , 11/15/54 .................. (1,841) (1,830,712)
Uniform Mortgage-Backed Securities
3.50% , 11/25/54 .................. (7,114) (6,359,538)
6.50% , 11/25/54 .................. (3,207) (3,273,085)
Total TBA Sale Commitments — ( 2 .8 ) %
(Proceeds: $ (11,460,479) ) .......................... (11,463,335)
Total Investments Net of TBA Sale Commitments — 119 .4%
(Cost: $ 507,771,873 ) .............................. 499,553,485
Liabilities in Excess of Other Assets — (19.4) % ............ (81,320,834)
Net Assets — 100.0% ...............................
$ 418,232,651
(a)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)
Zero-coupon bond.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)
Rounds to less than 1,000.
(h)
Represents or includes a TBA transaction.
(i)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.

2024
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock U.S. Mortgage Portfolio

(j)
Annualized 7-day yield as of period end.
(k)
Rates are discount rates or a range of discount rates as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock U.S. Mortgage Portfolio
Schedule of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Ultra Note ............................................... 27 12/19/24 $ 3,072 $ (120,685)
U.S. Treasury 2-Year Note .................................................... 289 12/31/24 59,523 (509,072)
U.S. Treasury 5-Year Note .................................................... 289 12/31/24 30,998 (406,464)
(1,036,221)
Short Contracts
3-mo. SOFR ............................................................. 2 12/17/24 476 2,897
U.S. Treasury 10-Year Note ................................................... 72 12/19/24 7,954 247,710
U.S. Treasury Long Bond ..................................................... 18 12/19/24 2,124 142,004
U.S. Treasury Ultra Bond ..................................................... 2 12/19/24 251 15,699
408,310
$ (627,911)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.18% Quarterly 1-day EFFR Quarterly 10/21/25 USD 159 $ 6,212 $ — $ 6,212
1-day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 159 (6,282) — (6,282)
0.56% Quarterly 1-day EFFR Quarterly 10/21/30 USD 47 7,861 — 7,861
1-day SOFR Quarterly 0.53% Quarterly 10/21/30 USD 47 (8,097) — (8,097)
1-day SOFR Annual 3.31% Annual 10/02/34 USD 2,150 (84,831) — (84,831)
4.08% Annual 1-day SOFR Annual 10/02/34 USD 2,150 (52,117) — (52,117)
$ (137,254) $ — $ (137,254)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ......... 3 .00 % Monthly JPMorgan Securities LLC 09/17/58 USD 3,100 $ 506,656 $ 281,082 $ 225,574
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ..... 3 .00 % Monthly Deutsche Bank AG 09/17/58 BBB- USD 2,197 $ (359,072) $ (218,032) $ (141,040)
CMBX.NA.9.BBB- ..... 3 .00 Monthly
Goldman Sachs
International 09/17/58 BBB- USD 903 (147,584) (35,424) (112,160)
CMBX.NA.15.BBB- .... 3 .00 Monthly
Morgan Stanley & Co.
International plc 11/18/64 BBB- USD 500 (80,000) (88,208) 8,208
$ (586,656) $ (341,664) $ (244,992)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2024
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock U.S. Mortgage Portfolio

Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day EFFR ......................................... Effective Federal Funds Rate 4 .83%
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .85
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ — $ — $ 14,073 $ (151,327)
OTC Swaps ................................................................... 281,082 (341,664) 233,782 (253,200)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 408,310 $ — $ 408,310
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 14,073 — 14,073
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 514,864 — — — — 514,864
$ — $ 514,864 $ — $ — $ 422,383 $ — $ 937,247
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 1,036,221 $ — $ 1,036,221
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 151,327 — 151,327
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 594,864 — — — — 594,864
$ — $ 594,864 $ — $ — $ 1,187,548 $ — $ 1,782,412
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ 867,120 $ — $ 867,120
Options written ........................ — — — — 312,180 — 312,180
Swaps .............................. — (15,920) — — (199,988) — (215,908)
$ — $ (15,920) $ — $ — $ 979,312 $ — $ 963,392
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ (239,706) $ — $ (239,706)
Options written ........................ — — — — (119,625) — (119,625)
Swaps .............................. — 24,563 — — 125,389 — 149,952
$ — $ 24,563 $ — $ — $ (233,942) $ — $ (209,379)

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock U.S. Mortgage Portfolio
Schedule of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 109,665,352
Average notional value of contracts — short ................................................................................. $ 17,788,612
Options
Average notional value of swaption contracts written ........................................................................... $ 4,300,000
Credit default swaps
Average notional value — buy protection ................................................................................... $ 3,100,000
Average notional value — sell protection ................................................................................... $ 3,600,000
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 1,281,279
Average notional value — receives fixed rate ................................................................................ $ 7,131,279
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 18,563 $ 54,914
Swaps — centrally cleared .............................................................................. 72 —
Swaps — OTC
(a)
..................................................................................... 514,864 594,864
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 533,499 $ 649,778
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(18,635) (54,914)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 514,864 $ 594,864
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
JPMorgan Securities LLC ........................... $ 506,656 $ — $ — $ (506,656) $ —
Morgan Stanley & Co. International plc .................. 8,208 (8,208) — — —
$ 514,864 $ (8,208) $ — $ (506,656) $ —
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
Deutsche Bank AG ............................... $ 359,072 $ — $ — $ (359,072) $ —
Goldman Sachs International ........................ 147,584 — — (147,584) —
Morgan Stanley & Co. International plc .................. 88,208 (8,208) — (80,000) —
$ 594,864 $ (8,208) $ — $ (586,656) $ —
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.

2024
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock U.S. Mortgage Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 64,231,639 $ 12,975 $ 64,244,614
Corporate Bonds ........................................ — 443,541 — 443,541
Non-Agency Mortgage-Backed Securities ........................ — 172,770,740 572,736 173,343,476
U.S. Government Sponsored Agency Securities .................... — 208,684,622 1,456 208,686,078
Short-Term Securities
Money Market Funds ...................................... 2,713,504 — — 2,713,504
U.S. Treasury Obligations ................................... — 61,585,607 — 61,585,607
Liabilities
Investments
TBA Sale Commitments .................................... — (11,463,335) — (11,463,335)
$ 2,713,504 $ 496,252,814 $ 587,167 $ 499,553,485
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 233,782 $ — $ 233,782
Interest rate contracts ....................................... 408,310 14,073 — 422,383
Liabilities
Credit contracts ........................................... — (253,200) — (253,200)
Interest rate contracts ....................................... (1,036,221) (151,327) — (1,187,548)
$ (627,911) $ (156,672) $ — $ (784,583)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
(unaudited)

October 31, 2024

Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
U.S. Mortgage
Portfolio
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 511,016,820
Cash pledged: –
Collateral — OTC derivatives ............................................................................................ 1,042,000
Futures contracts .................................................................................................... 641,000
Centrally cleared swaps ................................................................................................ 5,150
Receivables: –
Swaps .......................................................................................................... 18
TBA sale commitments ................................................................................................ 11,460,479
Capital shares sold ................................................................................................... 206,637
Dividends — unaffiliated ............................................................................................... 14,666
Interest — unaffiliated ................................................................................................. 1,626,000
From the Manager ................................................................................................... 25,057
Variation margin on futures contracts ....................................................................................... 18,563
Variation margin on centrally cleared swaps .................................................................................. 72
Swap premiums paid ................................................................................................... 281,082
Unrealized appreciation on: –
OTC swaps ........................................................................................................ 233,782
Prepaid e xpenses ..................................................................................................... 37,831
Total a ssets .........................................................................................................
526,609,157
LIABILITIES
Cash received: –
Collateral — OTC derivatives ............................................................................................ 560,000
TBA sale commitments, at value
(b)
.......................................................................................... 11,463,335
Payables: –
Investments purchased ................................................................................................ 94,060,958
Capital shares redeemed ............................................................................................... 1,125,477
Income dividend distributions ............................................................................................ 135,608
Interest expense .................................................................................................... 348
Investment advisory fees .............................................................................................. 136,686
Professional fees .................................................................................................... 20,534
Service and distribution fees ............................................................................................. 3,471
Variation margin on futures contracts ....................................................................................... 54,914
Other accrued expenses ............................................................................................... 220,311
Swap premiums received ................................................................................................ 341,664
Unrealized depreciation on: –
OTC swaps ........................................................................................................ 253,200
Total li abilities ........................................................................................................
108,376,506
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 418,232,651
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 453,677,918
Accumulated loss ..................................................................................................... (35,445,267)
NET ASSETS ........................................................................................................
$ 418,232,651
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 519,232,352
(b)
  Proceeds received from TBA sale commitments ......................................................................... $ 11,460,479

Statement of Assets and Liabilities
(unaudited) (continued)
October 31, 2024
2024
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
U.S. Mortgage
Portfolio
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 404,963,259
Shares outstanding ...................................................................................................
45,268,626
Net asset value .....................................................................................................
$ 8.95
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor A
Net assets .........................................................................................................
$ 12,626,682
Shares outstanding ...................................................................................................
1,414,250
Net asset value .....................................................................................................
$ 8.93
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor C
Net assets .........................................................................................................
$ 642,710
Shares outstanding ...................................................................................................
71,959
Net asset value .....................................................................................................
$ 8.93
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001

Statement of Operations
(unaudited)

Six Months Ended October 31, 2024

Statement of Operations
See notes to financial statements.
BlackRock
U.S. Mortgage
Portfolio
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 78,325
Interest — unaffiliated ................................................................................................. 12,751,507
Total investment income .................................................................................................
12,829,832
EXPENSES
Investment advisory .................................................................................................. 809,747
Transfer agent — class specific .......................................................................................... 162,242
Professional ....................................................................................................... 46,888
Registration ....................................................................................................... 40,195
Accounting services .................................................................................................. 25,657
Service and distribution — class specific .................................................................................... 22,047
Printing and postage ................................................................................................. 15,123
Custodian ......................................................................................................... 6,812
Trustees and Officer .................................................................................................. 3,603
Miscellaneous ...................................................................................................... 23,348
Total expenses excluding interest expense .....................................................................................
1,155,662
Interest expense .................................................................................................... 1,275
Total expenses .......................................................................................................
1,156,937
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (60,019)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (160,495)
Total expenses after fees waived and/or reimbursed ..............................................................................
936,423
Net investment income ..................................................................................................
11,893,409
REALIZED AND UNREALIZED GAIN (LOSS) $ 12,138,679
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 2,735,532
Futures contracts .................................................................................................. 867,120
Options written ................................................................................................... 312,180
Swaps ......................................................................................................... (215,908)
A
3,698,924
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 8,649,133
Futures contracts .................................................................................................. (239,706)
Options written ................................................................................................... (119,625)
Swaps ......................................................................................................... 149,952
A
8,439,754
Net realized and unrealized gain ...........................................................................................
12,138,678
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 24,032,087

Statements of Changes in Net Assets

2024
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock U.S. Mortgage Portfolio
Six Months Ended
10/31/24 (unaudited)
Year Ended
04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 11,893,409  $ 15,466,074
Net realized gain (loss) .............................................................................. 3,698,924  (8,747,792)
Net change in unrealized appreciation (depreciation) .......................................................... 8,439,754  (2,668,899)
Net increase in net assets resulting from operations ............................................................. 24,032,087  4,049,383
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (10,997,077) (14,247,700)
Investor A ...................................................................................... (378,520) (858,680)
Investor C ...................................................................................... (20,917) (46,570)
Decrease in net assets resulting from distributions to shareholders ................................................... (11,396,514) (15,152,950)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 31,038,962  106,111,249
NET ASSETS
Total increase in net assets ............................................................................. 43,674,535  95,007,682
Beginning of period .................................................................................. 374,558,116  279,550,434
End of period ......................................................................................
$ 418,232,651  $ 374,558,116
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.56%, 0.45% and 0.45%, respectively.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Mortgage Portfolio
Institutional
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Net asset value, beginning of period ...........
$ 8.65  $ 8.93  $ 9.47  $ 10.46  $ 10.07  $ 10.04
Net investment income
(a)
...................
0 .27  0 .48  0 .36  0 .22  0 .27  0 .28
Net realized and unrealized gain (loss) ..........
0 .28  ( 0 .29 ) ( 0 .55 ) ( 0 .97 ) 0 .43  0 .08
Net increase (decrease) from investment operations .. 0.55  0.19  (0.19) (0.75) 0.70  0.36
Distributions from net investment income
(b)
...... (0.25) (0.47) (0.35) (0.24) (0.31) (0.33)
Net asset value, end of period ................ $ 8.95  $ 8.65  $ 8.93  $ 9.47  $ 10.46  $ 10.07
Total Return
(c)
Based on net asset value .................... 6.44%
(d)
2.18% (1.91)% (7.33)% 7.07% 3.61%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
0.56%
(f)
0.63% 0.59% 0.58%
(g)
0.58% 0.81%
Total expenses after fees waived and/or reimbursed ..
0.45%
(f)
0.46% 0.45% 0.47%
(g)
0.45% 0.68%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .................
0.45%
(f)
0.46% 0.45% 0.47%
(g)
0.45% 0.45%
Net investment income .....................
5.89%
(f)
5.47% 3.94% 2.10% 2.65% 2.73%
Supplemental Data
Net assets, end of period (000) ................ $ 404,963  $ 359,472  $ 259,479  $ 227,622  $ 242,171  $ 221,437
Portfolio turnover rate
(h)
...................... 163% 361% 533% 937% 1,196% 1,334%
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Portfolio turnover rate (excluding MDRs) ...............................
44% 72% 140% 378% 654% 860%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.89%, 0.70% and 0.70%, respectively.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Mortgage Portfolio
Investor A
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Net asset value, beginning of period ...........
$ 8.64  $ 8.92  $ 9.46  $ 10.44  $ 10.05  $ 10.02
Net investment income
(a)
...................
0 .25  0 .45  0 .32  0 .19  0 .25  0 .25
Net realized and unrealized gain (loss) ..........
0 .28  ( 0 .29 ) ( 0 .53 ) ( 0 .96 ) 0 .43  0 .09
Net increase (decrease) from investment operations .. 0.53  0.16  (0.21) (0.77) 0.68  0.34
Distributions from net investment income
(b)
...... (0.24) (0.44) (0.33) (0.21) (0.29) (0.31)
Net asset value, end of period ................ $ 8.93  $ 8.64  $ 8.92  $ 9.46  $ 10.44  $ 10.05
Total Return
(c)
Based on net asset value .................... 6.20%
(d)
1.92% (2.16)% (7.49)% 6.81% 3.35%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
0.84%
(f)
0.92% 0.92% 0.92%
(g)
0.90% 1.14%
Total expenses after fees waived and/or reimbursed ..
0.70%
(f)
0.71% 0.70% 0.72%
(g)
0.70% 0.93%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .................
0.70%
(f)
0.71% 0.70% 0.72%
(g)
0.70% 0.70%
Net investment income .....................
5.65%
(f)
5.18% 3.59% 1.86% 2.43% 2.50%
Supplemental Data
Net assets, end of period (000) ................ $ 12,627  $ 14,100  $ 18,940  $ 23,728  $ 25,047  $ 21,913
Portfolio turnover rate
(h)
...................... 163% 361% 533% 937% 1,196% 1,334%
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Portfolio turnover rate (excluding MDRs) ...............................
44% 72% 140% 378% 654% 860%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.64%, 1.45% and 1.45%, respectively.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Mortgage Portfolio
Investor C
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Net asset value, beginning of period ...........
$ 8.64  $ 8.92  $ 9.46  $ 10.44  $ 10.05  $ 10.02
Net investment income
(a)
...................
0 .22  0 .39  0 .24  0 .12  0 .18  0 .18
Net realized and unrealized gain (loss) ..........
0 .28  ( 0 .29 ) ( 0 .52 ) ( 0 .96 ) 0 .42  0 .08
Net increase (decrease) from investment operations .. 0.50  0.10  (0.28) (0.84) 0.60  0.26
Distributions from net investment income
(b)
...... (0.21) (0.38) (0.26) (0.14) (0.21) (0.23)
Net asset value, end of period ................ $ 8.93  $ 8.64  $ 8.92  $ 9.46  $ 10.44  $ 10.05
Total Return
(c)
Based on net asset value .................... 5.80%
(d)
1.16% (2.89)% (8.18)% 6.01% 2.58%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
1.62%
(f)
1.67% 1.69% 1.67%
(g)
1.66% 1.89%
Total expenses after fees waived and/or reimbursed ..
1.45%
(f)
1.46% 1.45% 1.47%
(g)
1.45% 1.68%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .................
1.45%
(f)
1.46% 1.45% 1.47%
(g)
1.45% 1.45%
Net investment income .....................
4.90%
(f)
4.45% 2.68% 1.12% 1.72% 1.75%
Supplemental Data
Net assets, end of period (000) ................ $ 643  $ 986  $ 1,132  $ 2,775  $ 4,177  $ 6,258
Portfolio turnover rate
(h)
...................... 163% 361% 533% 937% 1,196% 1,334%
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Portfolio turnover rate (excluding MDRs) ...............................
44% 72% 140% 378% 654% 860%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2024
BlackRock Semi-Annual Financial Statements and Additional Information

1. ORGANIZATION
Managed Account Series II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. BlackRock U.S. Mortgage Portfolio (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors.
Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a
CDSC
for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”) . Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the  trustees who are not
“interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statement of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional Shares ........................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services.  Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements and Additional Information

Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements and Additional Information

subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution  and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service  Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees . The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended October 31, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months  ended  October 31, 2024 , the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended October 31, 2024, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the six months ended October 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the six months  ended  October 31, 2024 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor
A Shares for a total of $711 .
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.40%
$1 billion - $3 billion ..................................................................................................... 0.38
$3 billion - $5 billion ..................................................................................................... 0.36
$5 billion - $10 billion .................................................................................................... 0.35
Greater than $10 billion ................................................................................................... 0.34
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0 .25% — %
Investor C ................................................................................................. 0 .25 0 .75
Share Class
Service and
Distribution
Fees — Class
Specific
Investor A ........................................................................................................ $ 17,550
Investor C ........................................................................................................ 4,497
$ 22,047
Institutional Investor A Investor C Total
Reimbursed Amount ................................................................. $ 1,902 $ 218 $ 33 $ 2,153
Institutional Investor A Investor C Total
Transfer agent fees - class specific ....................................................... $ 153,798 $ 7,809 $ 635 $ 162,242

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements and Additional Information

For the six months ended October 31, 2024, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the
Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver.  For the six months ended October 31, 2024 , there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended October 31, 2024, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended October 31, 2024, the Manager waived and/
or reimbursed investment advisory fees of $60,019 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the
Statement of Operations. For the six months ended October 31, 2024, class specific expense waivers and/or reimbursements were as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended October 31, 2024, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees  and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the period ended October 31, 2024, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls, excluding short-term securities, as follows:
For the  period  ended October 31, 2024 , purchases and sales related to mortgage dollar rolls were $ 488,212,160 and $ 487,708,721 , respectively.
Investor A $ 232
Investor C 380
Institutional Investor A Investor C
Expense Limitations ................................................................. 0 .45% 0 .70% 1 .45%
Share Class
Transfer Agent Fees
Waived and/or Reimbursed
by the Manager - Class
Specific
Institutional ....................................................................................................... $ 152,090
Investor A ........................................................................................................ 7,771
Investor C ........................................................................................................ 634
$ 160,495
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
BlackRock U.S. Mortgage Portfolio .......................................... $ 616,687,446 $ 622,282,727 $ 89,106,106 $ 45,985,846

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
As of April 30, 2024, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $30,515,745.
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended October 31, 2024, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the
Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock U.S. Mortgage Portfolio ..................................... $ 520,328,400 $ 6,424,317 $ (16,523,336) $ (10,099,019)

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements and Additional Information

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The
Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
10/31/24
Year Ended
04/30/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock U.S. Mortgage Portfolio
Institutional
Shares sold .............................................
5,630,393 $ 50,343,744 22,346,841 $ 196,339,316
Shares issued in reinvestment of distributions ........................
1,169,358 10,449,796 1,534,482 13,389,288
Shares redeemed .........................................
(3,076,524) (27,438,629) (11,378,373) (99,203,316)
3,723,227 $ 33,354,911 12,502,950 $ 110,525,288
Investor A
Shares sold and automatic conversion of shares .......................
476,142 $ 4,274,105 473,339 $ 4,131,910
Shares issued in reinvestment of distributions ........................
37,959 338,317 91,968 800,390
Shares redeemed .........................................
(732,231) (6,549,119) (1,056,553) (9,232,498)
(218,130) $ (1,936,697) (491,246) $ (4,300,198)
Investor C
Shares sold .............................................
— $ — 38,052 $ 330,854
Shares issued in reinvestment of distributions ........................
2,349 20,916 5,292 46,108
Shares redeemed and automatic conversion of shares ..................
(44,541) (400,168) (56,046) (490,803)
(42,192) $ (379,252) (12,702) $ (113,841)
3,462,905 $ 31,038,962 11,999,002 $ 106,111,249

Additional Information
2024
BlackRock Semi-Annual Financial Statements and Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Disclosure of Investment Advisory Agreement
2024
BlackRock Semi-Annual Financial Statements and Additional Information

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of Managed Account Series II (the “Trust”) met on May 3, 2024
(the “May Meeting”) and June 6-7, 2024 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement” or the
“Agreement”) between the Trust, on behalf of BlackRock U.S. Mortgage Portfolio (the “Fund”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Fund’s
investment advisor.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g)
other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

Disclosure of Investment Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered
BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk &
Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the May Meeting.
In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of
December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, the Fund ranked in the fourth quartile against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors

Disclosure of Investment Advisory Agreement
(continued)
2024
BlackRock Semi-Annual Financial Statements and Additional Information

including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
EFFR Effective Federal Funds Rate
OTC Over-the-counter
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
TBA To-be-announced

Want to know more?
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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable.
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable.
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable.
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable.
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable.
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report.
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable.
              (a)(3) Section 302 Certifications are attached.
            <<section302>>
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable.
(a)(5) Change in Registrant’s independent public accountant – Not Applicable.
(b) Section 906 Certifications are attached.
<<section906>>
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series II

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          Managed Account Series II

Date: December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          Managed Account Series II

Date: December 20, 2024

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
Managed Account Series II

Date: December 20, 2024